THE ADVISORS’ INNER CIRCLE FUND

Westwood SMidCap Fund
Westwood SMidCap Plus Fund (the “Funds”)

Supplement dated May 17, 2019 to:

•	the Westwood SMidCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019 (the “SMidCap Summary Prospectus”);
•	the Westwood SMidCap Plus Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019 (the “SMidCap Plus Summary Prospectus” and, together with the SMidCap Summary Prospectus, the “Summary Prospectuses”);
•	the Funds’ Institutional Shares Prospectus, dated March 1, 2019 (the “Prospectus”); and
•	the Funds’ Statement of Additional Information, dated March 1, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Effective May 21, 2019, Thomas C. Lieu will no longer serve as a portfolio manager for the Westwood SMidCap Fund and the Westwood SMidCap Plus Fund (collectively, the “Funds”). All references to Mr. Lieu contained in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted effective May 21, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-058-0100